Unaudited Interim Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	$ 288,053	¥ 1,961,898	¥ 913,333
Cost of revenue	(263,209)	(1,792,692)	(784,828)
Gross profit	24,844	169,206	128,505
Operating expenses
Selling and distribution expenses	(10,141)	(69,072)	(24,680)
Administrative expenses	(9,027)	(61,479)	(56,422)
Research and development expenses	(1,213)	(8,263)	(1,589)
Total operating expenses	(20,381)	(138,814)	(82,691)
Income from operations	4,463	30,392	45,814
Other income/(expense)
Other incomes	1,248	8,498	5,657
Other expenses	(67)	(459)	(370)
Gain on dissolution of subsidiaries and branches			638
Financial cost, net	(499)	(3,396)	(2,122)
Total other income, net	682	4,643	3,803
PROFIT BEFORE TAX	5,145	35,035	49,617
Income tax expenses	(694)	(4,728)	(12,045)
Net profit for the year	4,451	30,307	37,572
Net loss attribute to non-controlling interests	(27)	(187)	(144)
Net profit attribute to Youlife Group Inc.	$ 4,478	¥ 30,494	¥ 37,716
Net earnings per share:
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.06	¥ 0.38	¥ 0.54
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.06	¥ 0.38	¥ 0.54
Shares used in net earnings per share computation
Basic (in Shares)	80,192,917	80,192,917	70,000,000
Diluted (in Shares)	80,192,917	80,192,917	70,000,000
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 4,451	¥ 30,307	¥ 37,572
Comprehensive income/(loss) attribute to non-controlling interest	(27)	(187)	(144)
Comprehensive income attribute to Youlife Group Inc.	$ 4,478	¥ 30,494	¥ 37,716